Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net and Notes Receivable [Abstract]
Schedule of accounts receivable, net

	December 31,	December 31,
	2012	2011
Accounts receivable	$356,148	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(36,129)	(61,572)
Total accounts receivable, net	$320,019	$480,190